EQUITY METHOD INVESTMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENT

NOTE 9 – EQUITY METHOD INVESTMENT

In May 2021, the Company acquired a 25% investment in RCVD in exchange for 3,000,000 shares of the Company’s common stock at a determined fair value of $0.86 per share and $100,000 in cash for total consideration of $2,680,000. The fair value of the non-monetary exchange was determined based on a valuation report obtained from an independent third-party valuation firm. The fair value of the Company’s common stock was determined based on weighted combination of market approach and asset approach. The market approach estimates fair value based on a weighted average between the listed price of the Company’s common shares and the Company’s recent private transaction adjusted for a lack of marketability discount.

The investment has been accounted for under the equity method. It was determined that the Company does not have the power to direct the activities that most significantly impact RCVD’s economic performance, and therefore, the Company is not the primary beneficiary of RCVD and RCVD has not been consolidated under the variable interest model.

The investment was initially recorded at cost, which was determined to be $2,680,000. The Company impaired the remaining balance of its equity-method investment for a total amount of $2,089,337 for the year ended December 31, 2022.

On January 3, 2023, the Company executed a securities purchase agreement with International Real Estate Development, LLC, for the purchase of the remaining seventy five percent (75%) of the issued and outstanding membership interest in RCVD for a total contractual consideration of $13,500,000.

The Company acquired a controlling financial interest and accounted for this transaction as a business combination in stages under ASC 805 (refer to note 8). Upon the acquisition of such controlling interest, the Company re-measured the previously held equity method interest to fair value as part of the accounting for the business combination, see Note 8.

NOTE 10 – EQUITY METHOD INVESTMENT

In May 2021, the Company acquired a 25% investment in RCVD in exchange for 3,000,000 shares of the Company’s common stock at a determined fair value of $0.86 per share and $100,000 in cash for total consideration of $2,680,000. The fair value of the non-monetary exchange was determined based on a valuation report obtained from an independent third-party valuation firm. The fair value of the Company’s common stock was determined based on weighted combination of market approach and asset approach. The market approach estimates fair value based on a weighted average between the listed price of the Company’s common shares and the Company’s recent private transaction adjusted for a lack of marketability discount.

The investment has been accounted for under the equity method. It was determined that the Company does not have the power to direct the activities that most significantly impact RCVD’s economic performance, and therefore, the Company is not the primary beneficiary of RCVD and RCVD has not been consolidated under the variable interest model.

The investment was initially recorded at cost, which was determined to be $2,680,000. The Company impaired the remaining balance of its equity-method investment for a total amount of $2,089,337 for the year ended December 31, 2022.

On January 3, 2023, the Company executed a securities purchase agreement with International Real Estate Development, LLC, for the purchase of the remaining seventy five percent (75%) of the issued and outstanding membership interest in RCVD for a total contractual consideration of $13,500,000.

The Company acquired a controlling financial interest and accounted for this transaction as a business combination in stages under ASC 805 (refer to note 9). Upon the acquisition of such controlling interest, the Company re-measured the previously held equity method interest to fair value as part of the accounting for the business combination, see Note 9.